Net Loss per Common Share - Calculation of Net Loss and Number of Shares Used to Compute Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended				12 Months Ended
	Sep. 30, 2019		Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018		Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income - basic	$ (7,519)		$ (5,959)	$ (7,894)	$ (8,880)		$ (6,658)	$ 7,185	$ (21,371)		$ (8,353)		$ (19,222)	$ (45,117)
Preferred stock dividends	(18,238)								(18,238)					(527)
Adjustment for gain on warrant income					(13)						(534)
Net loss - diluted	$ (25,757)				$ (8,893)				$ (39,609)		$ (8,887)		$ (19,222)	$ (45,644)
Weighted average shares outstanding - basic	26,112	[1]			51,229	[1]			23,095	[1]	19,841	[1]	38,151	21
Weighted average shares outstanding - diluted	26,112	[1]			51,229	[1]			23,095	[1]	19,841	[1]	38,151	21
Net loss per share - basic	$ (287.00)	[1]			$ (175.00)	[1]			$ (924.00)	[1]	$ (420.00)	[1]	$ (504.00)	$ (2,275,000)
Net loss per share - diluted	$ (987.00)	[1]			$ (175.00)	[1]			$ (1,715.00)	[1]	$ (448.00)	[1]	$ (504.00)	$ (2,275,000)

[1]	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018 and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.